Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Abstract]
Property and equipment, gross		¥ 50,472	¥ 13,791
Less: Accumulated depreciation		(7,866)	(2,012)
Property and equipment, net	$ 6,197	42,606	11,779
Office Equipment [Member]
Property, Plant and Equipment [Abstract]
Property and equipment, gross		15,306	6,619
Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Property and equipment, gross		8,802	6,703
Construction in Progress - Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Property and equipment, gross		¥ 26,364	¥ 469